CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 8,446,082	$ 7,313,218
Cost of sales	5,868,601	5,185,779
Gross profit	2,577,481	2,127,439
Operating expenses:
Administrative and general	6,172,794	4,139,717
Selling and marketing	1,277,629	254,002
Research and development	2,410,249	2,711,933
Impairment of assets	26,180
Depreciation and amortization	685,191	766,614
Total operating expenses	10,572,043	7,872,266
Total operating loss	(7,994,562)	(5,744,827)
Other income (expense):
Interest income	2,327	3,295
Interest expense	(1,000,072)	(11,354,858)
Gain (loss) on derivative valuation	11,724,400	(3,480,311)
Loss on sale of securities		(49,264)
Equity issuance costs related to warrants	(476,234)	(1,102,682)
Gain on debt restructuring		3,062,457
Loss on extinguishment of debt	(954,017)
Loss on sale of assets	(362)
Other income, net	2,966	2,073
Total other income (expense)	9,299,008	(12,919,290)
Income (loss) before income taxes	1,304,446	(18,664,117)
Provision for income taxes
Net income (loss)	$ 1,304,446	$ (18,664,117)
Income (loss) per share basic	$ 0.02	$ (0.43)
Income (loss) per share diluted	$ 0.02	$ (0.43)
Weighted average shares basic	75,416,916	43,353,180
Weighted average shares diluted	78,098,166	43,353,180